Loss for the Year - Summary of Detailed Information about Loss After Charging Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs:
Salaries and other allowances		$ 8,411	$ 10,356	$ 14,966
Retirement benefits scheme contributions		219	499	662
Share-based payment expenses		10,926	12,685	3,582
Total staff costs		19,556	23,540	19,210
Depreciation of plant and equipment		52	87	162
Depreciation of right-of-use assets		289	587	593
Amortization of intangible assets		20	20	20
Impairment loss of an intangible asset		13,000	0	0
Other expense	[1]	$ 140	$ 46,003	$ 6,608

[1]	Other expense represented the expenses incurred and the expense-off of the previous deferred issue costs for a public offering application pursuing in other capital market which was suspended in 2022. For the year ended December 31, 2022, the other expense also includes the expenses incurred for an ongoing public offering application through acquisition of a listed Special Purpose Acquisition Company (“De-SPAC”) in the Nasdaq capital market. For the year ended December 31, 2023, the other expense also includes expenses incurred in connection with the Business Combination. Refer to Note 5 – Business Combination for further information.